Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Aggregate amount	¥ 418,197	¥ 352,789	¥ 304,254
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 105	¥ 87	¥ 73
Aggregate amount	¥ 412,240	¥ 348,177	¥ 301,627